Net Earnings (Loss) Per Share (Details) - Schedule of net earnings (loss) per share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of net earnings (loss) per share [Abstract]
Weighted average shares outstanding number of shares, total shares for the calculation of basic earnings per share	157,652,000	84,915,000
Net income attributable to the shareholders of the Company, total shares for the calculation of basic earnings per share
Weighted average shares outstanding number of shares, the effect of dilutive potential ordinary shares	11,741,000
Net income attributable to the shareholders of the Company, the effect of dilutive potential ordinary shares
Weighted average shares outstanding number of shares, total shares for the calculation of diluted earnings per share	169,393,000	84,915,000
Net income attributable to the shareholders of the Company, total shares for the calculation of diluted earnings per share
Weighted average shares outstanding number of shares, net income (loss) for the calculation of basic and diluted earnings (loss) per share
Net income attributable to the shareholders of the Company, net income (loss) for the calculation of basic and diluted earnings (loss) per share	$ 22,130,000	$ (16,289,000)